Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (9)	$ (7)
Derivative, Notional Amount	2,379
KRW option contract [Member]
Derivative [Line Items]
Derivative, Notional Amount	2,229
Cash Flow Hedging [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative, Notional Amount	150	93
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(4)	$ (7)
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member]
Derivative [Line Items]
Derivative, Notional Amount	660
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (5)